Restatement of Previously Issued Financial Statements	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

First Restatement

The Company previously accounted for its outstanding warrants as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant.

On May 10, 2021, upon review of the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (SPACs)” promulgated by the SEC on April 12, 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. An instrument would be considered indexed to an entity’s own stock if its settlement amount were equal to the difference between the fair value of a fixed number of the entity’s equity shares and a fixed monetary amount or an instrument that includes variables that would be inputs to the fair value of a fixed-for-fixed forward or option on equity shares. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

As a result of the above, the Company has reclassified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash balance, loss from operations or cash flows.

Following is a summary of the effects of the restatements on previously issued financial statements, as filed in the First Amended Report:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 19, 2020 (audited)
Warrant liabilities	$—	$5,157,000	$5,157,000
Class A common stock subject to possible redemption	107,104,620	(5,157,000)	101,947,620
Class A common stock	79	52	131
Additional paid-in capital	5,004,204	191,060	5,195,264
Accumulated deficit	(4,608)	(191,112)	(195,720)

Balance sheet as of December 31, 2020 (audited)
Warrant liabilities	$—	$9,040,670	$9,040,670
Class A common stock subject to possible redemption	106,882,750	(9,040,670)	97,842,080
Class A common stock	81	91	172
Additional paid-in capital	5,148,390	4,074,691	9,223,081
Accumulated deficit	(148,751)	(4,074,782)	(4,223,533)

Statement of Operations for the period from August 11, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$3,883,670	$3,883,670
Offering expense associated with warrant liabilities	—	191,112	191,112
Net loss	(148,751)	(4,074,782)	(4,223,533)
Basic and diluted net loss per share, Class B common stock	(0.06)	(1.42)	(1.48)

Statement of Cash Flows for the period from August 11, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(148,751)	$(4,074,782)	$(4,223,533)
Offering costs allocable to warrant liabilities	—	191,112	191,112
Change in fair value of warrant liabilities	—	3,883,670	3,883,670
Initial classification of Class A common shares subject to possible redemption	107,104,620	(5,157,000)	101,947,620
Change in value of Class A common shares subject to possible redemption	(221,870)	(3,883,670)	(4,105,540)

Second Restatement

On November 22, 2021, the Company concluded it should restate its previously issued financial statements by amending the First Amended Report, to classify all Class A common stock subject to possible redemption in temporary equity.

In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, the Motion Charter as it existed prior to consummation of the Business Combination on November 5, 2021 provided that the Company would not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets.

Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a business combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A common stock as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on October 23, 2020 (the “Post-IPO Balance Sheet”) and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on May 28, 2021, as well as the Form 10-Qs for the subsequent quarterly periods ended March 31, 2021, June 30, 2021 and September 30, 2021 (collectively the “Affected Periods”). These financial statements restate the Company’s previously issued audited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021, June 30, 2021 and September 30, 2021 will be restated in the Company’s Form 10-Q/A for the quarterly period ended September 30, 2021 that will be filed following this Second Amended Report.

Following is a summary of the effects of the restatements on previously issued financial statements:

The change in the carrying value of the redeemable shares of Class A common stock in the IPO Balance Sheet resulted in a decrease of approximately $5.2 million in additional paid-in capital and an increase of approximately $7.9 million in the accumulated deficit, as well as a reclassification of 1,305,238 shares of Class A common stock from permanent equity to temporary equity at a redemption value of $10.00 per share, as presented below.

Balance sheet as of October 19, 2020 (audited)	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Total assets	$116,390,976	—	$116,390,976
Total liabilities	$9,443,350	—	$9,443,350
Class A common stock subject to possible redemption	101,947,620	13,052,380	115,000,000
Preferred stock	—	—	—
Class A common stock	131	(131)	—
Class B common stock	331	—	331
Additional paid-in capital	5,195,264	(5,195,264)	—
Accumulated deficit	(195,720)	(7,856,985)	(8,052,705)
Total stockholders’ equity (deficit)	$5,000,006	$(13,052,380)	$(8,052,374)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$116,390,976	$—	$116,390,976

The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:

Balance sheet as of December 31, 2020 (audited)	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Total assets	$116,067,608	—	$116,067,608
Total liabilities	$13,225,520	—	$13,225,520
Class A common stock subject to possible redemption	97,842,080	17,157,920	115,000,000
Preferred stock	—	—	—
Class A common stock	172	(172)	—
Class B common stock	288	—	288
Additional paid-in capital	9,223,081	(9,223,081)	—
Accumulated deficit	(4,223,533)	(7,934,667)	(12,158,200)
Total stockholders’ equity (deficit)	$5,000,008	$(17,157,920)	$(12,157,912)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$116,067,608	$—	$116,067,608

The impact of the restatement to the previously reported as restated statement of cash flows for the period ended December 31, 2020, is presented below:

For the Period From August 11, 2020 (Inception) Through December 31, 2020	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$101,947,620	$(101,947,620)	$—
Change in value of Class A common stock subject to possible redemption	$(4,105,540)	$4,105,540	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share is presented below for the period from August 11, 2020 (Inception) through December 31, 2020:

	Net Loss Per Share
For the Period From August 11, 2020 (Inception) Through December 31, 2020	As Previously Restated and Reported in Form 10-K/A Amendment No. 1	Adjustments	As Restated
Net loss	$(4,223,533)	$—	$(4,223,533)
Weighted average shares outstanding – Class A common stock	11,500,000	(5,588,028)	5,911,972
Basic and diluted net loss per share – Class A common stock	$0.00	$(0.48)	$(0.48)
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net loss per share – Class B common stock	$(1.48)	$1.00	$(0.48)